UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC
Address: 222 Kearny St., Suite 204
         San Francisco, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karin M. Blair
Title:    COO

Phone:    415-362-6120
Signature, Place, and Date of Signing:

                        222 Kearny St. #204
/s/ Karin M. Blair      S.F. CA 94108             4/19/01
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        63

Form 13F Information Table Value Total:   160,786

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100
TOTAL                                                          71      1500
Agilent Technologies, Inc.                      00846U101
TOTAL                                                           7       228
Alza Corp.                                      022615108
TOTAL                                                         628     15500
Anadarko Petroleum Corp.                        032511107
TOTAL                                                         445      7097
Arthrocare                                      043136100
TOTAL                                                        4583    327350
Aware                                           05453N100
TOTAL                                                        2616    271850
BMC Software                                    005921100
TOTAL                                                          36      1700
BrookStone, Inc.                                114537103
TOTAL                                                         166     11150
Central Parking                                 154785109
TOTAL                                                        3764    206800
Concord Camera                                  206156101
TOTAL                                                        5991    848300
Concord EFS, Inc.                               206197105
TOTAL                                                        1431     35400
Copart                                          217204106
TOTAL                                                        4112    200700
Critical Path, Inc.                             22674V100
TOTAL                                                        2733   1345400
Cyberonics                                      23251P102
TOTAL                                                        4031    249000
Digital Generation Systems                      253921100

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
TOTAL                                                         151    130400
Dollar Tree Stores Inc.                         256747106
TOTAL                                                        3757    195000
Dril-Quip                                       262037107
TOTAL                                                        3170    132100
Edwards Lifesciences Corp.                      28176E108
TOTAL                                                        3395    173200
Efunds Corp.                                    28224R101
TOTAL                                                        2440    126750
Equity Office Properties                        294741103
TOTAL                                                         280     10000
Evergreen Resources, Inc.                       299900308
TOTAL                                                        4866    128700
Expeditors International                        302130109
TOTAL                                                          76      1500
Frontline Capital Group                         35921N101
TOTAL                                                        6164    605050
Fundtech, Ltd. - Foreign
TOTAL                                                        2377    362300
Genencor International Inc.                     368709101
TOTAL                                                         357     35500
General Electric                                369604103
TOTAL                                                         100      2400
Haliburton                                      406216101
TOTAL                                                         577     15700
HealthSouth Rehab Corp.                         421924101
TOTAL                                                        2337    181300
Hewlett-Packard                                 428236103
TOTAL                                                          37      1200
Home Depot                                      437076102
TOTAL                                                         123      2850
Johnson & Johnson                               478160104
TOTAL                                                          35       400
King Pharmaceutical                             495582108
TOTAL                                                         697     17100

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
Lincoln National Convertible
Security Fund
TOTAL                                           534183108      30      2100
Macrovision Corp.                               555904101
TOTAL                                                        6343    145600
Medicis Pharmaceutical                          584690309
TOTAL                                                        3263     72800
Mercury General Corp.                           589400100
TOTAL                                                        4620    142150
Monaco Coach                                    60886R103
TOTAL                                                        5275    293700
Nabors Industries                               629568106
TOTAL                                                          93      1800
New Focus Inc.                                  64352D101
TOTAL                                                        2099    167800
NextCard                                        65332K107
TOTAL                                                        4653    451200
Novoste Corporation                             67010C100
TOTAL                                                        3321    189100
Paychex, Inc.                                   704326107
TOTAL                                                         481     12976
Petsmart                                        716768106
TOTAL                                                        4692   1173000
Pharmacyclics                                   716933106
TOTAL                                                        3365    149550
Photomedex, Inc.                                719358103
TOTAL                                                        2698    526500
Polycom, Inc.                                   73172K104
TOTAL                                                        5428    438639
Polymedica Corp.                                731738100
TOTAL                                                        2308    101450
Primus Knowledge Solutions                      74163Q100
TOTAL                                                        3060    815975

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- --------
ProBusiness                                     742741104
TOTAL                                                        6690    304950
Protective Life Corp                            743674103
TOTAL                                                        5881    191750
Radvision Ltd. - Foreign
TOTAL                                                        3570    514550
Safeco Corp.                                    786429100
TOTAL                                                         750     26600
Sage, Inc.                                      786632109
TOTAL                                                        2221    330550
SonicWall, Inc.                                 835470105
TOTAL                                                        3904    320350
SonoSite, Inc.                                  83568G104
TOTAL                                                        3236    286100
Spinnaker Exploration Co.                       84855W109
TOTAL                                                        4868    111400
Staples, Inc.                                   855030102
TOTAL                                                         880     59200
Triton PCS Holdings Inc. Class A - Foreign
TOTAL                                                         559     16800
Vans, Inc.                                      921930103
TOTAL                                                        1902     84300
Varco International, Inc.                       922126107
TOTAL                                                        3936    190633
Vaxgen Inc.                                     922390208
TOTAL                                                        5515    272350
Watchguard Technologies, Inc.
TOTAL                                           941105108    3439    416900
eBenX, Inc.                                     278668108
TOTAL                                                         153     33200
TOTAL ASSETS                                               160786